Business Combinations	12 Months Ended
Dec. 31, 2020
Text block [abstract]
Business Combinations
32	BUSINESS COMBINATIONS
Morelco S.A.S. acquisition
On December 23, 2014, the Company acquired control through its subsidiary Cumbra Peru S.A., with the purchase of 70% of its shares representing the capital stock. Morelco S.A.S. is an entity domiciled in Colombia, whose principal economic activity is the provision of construction and assembly services. This acquisition forms part of the Corporate’s expansion plans in markets with high growth potential such as Colombia and in attractive industries such as mining and energy.
As of December 31, 2014, the Company determined goodwill on this acquisition based on an estimated purchase price of US$93.7 million (equivalent to S/277.1 million) which included cash payments made of US$78.5 million and estimated payables of US$15.1 million (equivalent to S/45.7 million), which according to what was agreed between the parties, would be defined after the review of the balance sheet of the acquired entity mainly referring to working capital, cash and financial debt and the determination of the definitive value of the contracted works pending to execute (backlog) of the acquired business. The estimated purchase price was distributed among the provisional fair values of the assets acquired, and liabilities assumed.
As a result of this distribution, a goodwill of US$36.1 million (equivalent to S/105.8 million) was determined.
Non-controlling
interest put and call options
In accordance with the shareholders’ agreement entered into for the purchase of Morelco S.A.S., Cumbra Peru S.A. signed put and call option contract on 30% of the shares of Morelco held by the non-controlling
shareholders. Through this contract, the
non-controlling
shareholders obtain a right to sell their shares within the term and amount established in the contract (put options). The period for exercising the option begins on completion of the second year of the purchase and expires in the tenth year. The exercise price is based on a multiple of EBITDA less net financial debt and until the months 51 and 63 from the date of the agreement, a minimum value is set based on the price per share that the Company paid to acquire 70% of Morelco shares.
The Company obtains the right to purchase the same shares for a period of 10 years and at a determined price similar to that of the aforementioned put options, except that the minimum value applies to the entire term of the option (call options).
Into IFRS framework, the put option represents an obligation for the Company to purchase shares of the non-controlling
interest and, consequently, the Corporation recognizes a liability measured by the fair value of that option, as of December 31, 2020, the value of the liability amounts to S/118.6 million (as of December 31, 2019, it was S/106.4 million). Because the Corporation concluded that as a result of this contract, did not acquire the significant risks and rewards inherent to the stock option package, the initial recognition of this liability was charged to an equity account of the controlling stockholders, under the heading of other reserves (Note 21).
On April 30, 2019, an addenda No. 01 was signed to the shareholders Agreement, which modifies:
Section 7.3 sale option in favor of the Initial shareholder, for the following:
As of December 31, 2020 and for a term of six (6) months, the initial shareholder may exercise a selling option, only once, for a number of shares held by the Initial shareholder equivalent to sixty-six
point sixty-seven percent (66.67%) of the shares held by the Initial shareholder at the time of exercising the Low sale option this sub-clause
(sale option 1). As of December 31, 2022 and for a term of six (6) months, the Initial shareholder may at any time exercise a sale option, for one time only, for the totality and not less than the totality of the shares held by the Initial shareholder at the time of exercising the sale option under this subclause, notwithstanding the foregoing, if Cumbra Peru S.A. does not fulfill its obligations subject to the option of sale 1 within the period indicated in paragraph b of this Section 7.3, the term established for the exercise of option 2 is accelerated and may be exercised by the Initial shareholder at any time after the day following expiration of said period by sending a Notification of the option of sale to Cumbra Peru S.A., so that in such event Cumbra Peru S.A. will only fulfill its obligations by purchasing one hundred (100%) of the shares held by the previous shareholder.
Section 7.3 (c) is replaced in its entirety by the following:
(c) The price per share in each sale option shall be equal to the base price per share plus an interest charge. The base price per share shall be the result of dividing 5,375 times the EBITDA of the twelve (12) months prior to the date of receipt of the Notification of the option of sale by Cumbra Peru S.A. minus DFN, between (and) all of the shares at the date of receipt of the Notice of option of sale by Cumbra Peru S.A.; however, the corresponding base price per share shall not be less than the price per share corresponding to the purchase price [as that term is defined in the share sale Contract). The base price per Minimum action established in this Section 7.3 (c) shall not apply: (a) in a sale option that is triggered by the Cumbra Peru S.A. share provision to a third party, when the Cumbra Peru S.A. Stock provision does not result in a sale of the Company, and (b) in an Opt sales ion activated before an Exempt Operation. On the base price per share, remuneration interest will be caused at an annual interest rate composed of two point seventy percent (2.70%) as of (i) February 14, 2018 for option 1; (ii) December 31, 2019 for sale option 2 and (iii) in both cases, up to the effective payment date of the purchase contract price concluded as a result of the exercise of each sale option.